Equity - Beneficiaries Customer ExAlt Trusts (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Noncash issuance of noncontrolling interest and redeemable preferred equity			$ 0	$ 374	$ 299	$ 9,189	$ 5,978
Charitable Beneficiaries
Class of Stock [Line Items]
Percentage of distributions entitled to residual beneficiary, distributions received	2.50%				2.50%
Percent of distributions entitled to residual beneficiary, payments on amounts due	5.00%				5.00%
Percent of distributions entitled to residual beneficiary, amount of excess cash collateral	10.00%				10.00%
Noncash issuance of noncontrolling interest and redeemable preferred equity	$ 100	$ 300			$ 300	$ 9,200	$ 6,000